UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.15%
Accommodation - 1.47%
Marcus Corp.	575	$6,038
Monarch Casino & Resort, Inc. (a)	700	6,524
		12,562
Animal Production - 1.17%
Cal-Maine Foods, Inc.	335	9,986
Chemical Manufacturing - 9.28%
Aptargroup, Inc.	740	39,516
Balchem Corp.	295	12,729
CARBO Ceramics, Inc.	85	12,773
KMG Chemicals, Inc.	545	10,082
Zep, Inc.	220	4,099
		79,199
Clothing and Clothing Accessories Stores - 8.72%
Buckle, Inc.	65	2,775
JOS A Bank Clothiers, Inc. (a)	1,255	71,660
		74,435
Computer and Electronic Product Manufacturing - 8.13%
Atrion Corp.	30	5,545
Badger Meter, Inc.	135	5,025
Bio-Rad Laboratories, Inc. (a)	45	5,599
Cabot Microelectronics Corp. (a)	175	8,794
Cubic Corp.	235	12,041
Espey Manufacturing & Electronics Corp.	225	6,257
Koss Corp.	645	3,541
Lakeland Industries, Inc. (a)	1,170	10,074
LSI Industries, Inc.	490	3,685
MKS Instruments, Inc.	335	8,811
		69,372
Credit Intermediation and Related Activities - 1.54%
First of Long Island Corp.	225	6,062
Orrstown Financial Services, Inc.	270	7,052
		13,114
Electrical Equipment, Appliance, and Component Manufacturing - 4.81%
National Presto Industries, Inc.	300	31,455
Powell Industries, Inc. (a)	280	9,618
		41,073
Fabricated Metal Product Manufacturing - 4.89%
CPI Aerostructures, Inc. (a)	530	7,457
Lincoln Electronic Holdings, Inc.	60	4,479
LS Starrett Co.	255	3,162
Sturm Ruger & Co., Inc.	950	20,919
Synalloy Corp.	390	5,741
		41,758
Food and Beverage Stores - 3.63%
Ruddick Corp.	430	18,899
Weis Markets, Inc.	300	12,051
		30,950
Food Manufacturing - 7.73%
Flowers Foods, Inc.	535	17,831
J & J Snack Foods Corp.	740	38,125
Sanderson Farms, Inc.	165	7,245
Tootsie Roll Industries, Inc.	96	2,817
		66,018
Heavy and Civil Engineering Construction - 3.48%
Granite Construction, Inc.	1,080	29,689
Insurance Carriers and Related Activities - 1.24%
Erie Indemnity Co.	115	8,190
United Fire & Casualty Co.	125	2,370
		10,560
Leather and Allied Product Manufacturing - 0.90%
Lacrosse Footwear, Inc.	515	7,643
Machinery Manufacturing - 15.64%
Ballantyne Strong, Inc. (a)	630	3,585
Columbus McKinnon Corp. (a)	190	3,705
Dril-Quip, Inc. (a)	195	14,465
Gorman-Rupp Co.	995	43,680
Graham Corp.	385	8,782
Gulf Island Fabrication, Inc.	435	14,790
Gulfmark Offshore, Inc. (a)	210	8,589
Hardinge, Inc.	365	3,964
Key Technology, Inc. (a)	260	4,610
Lufkin Industries, Inc.	120	10,885
Mfri, Inc. (a)	830	7,653
SIFCO Industries, Inc.	530	8,798
		133,506
Management of Companies and Enterprises - 0.38%
Bar Harbor Bankshares	115	3,272
Merchant Wholesalers, Nondurable Goods - 1.25%
Hawkins, Inc.	245	10,670
Miscellaneous Manufacturing - 6.77%
ICU Medical, Inc. (a)	165	7,154
Merit Medical Systems, Inc. (a)	742	14,558
Mine Safety Appliances Co.	320	12,026
Utah Medical Products, Inc.	865	24,073
		57,811
Nonmetallic Mineral Product Manufacturing - 1.95%
Apogee Enterprises, Inc.	660	8,738
Eagle Materials, Inc.	275	7,923
		16,661
Oil and Gas Extraction - 4.52%
Unit Corp. (a)	670	38,585
Plastics and Rubber Products Manufacturing - 1.10%
Span-America Medical Systems, Inc.	640	9,408
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.10%
Duff & Phelps Corp.	190	2,797
KBW, Inc.	145	3,082
Knight Capital Group, Inc. (a)	170	2,098
Value Line, Inc.	100	1,419
		9,396
Sporting Goods, Hobby, Book, and Music Stores - 0.49%
Cabelas, Inc. (a)	170	4,175
Support Activities for Mining - 0.62%
Dawson Geophysical Co. (a)	150	5,317
Transportation Equipment Manufacturing - 5.05%
Astec Industries, Inc. (a)	230	8,630
LB Foster Co.	510	18,492
Sun Hydraulics Corp.	330	15,982
		43,104
Truck Transportation - 1.51%
Marten Transport Ltd.	245	5,498
Werner Enterprises, Inc.	295	7,398
		12,896
Water Transportation - 0.78%
Kirby Corp. (a)	115	6,609
TOTAL COMMON STOCKS (Cost $797,722)		837,769
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 8.15%
Money Market Funds - 8.15%
First American Prime Obligations Fund 0.039% (b)	$69,582	69,582
TOTAL SHORT-TERM INVESTMENTS (Cost $69,582)		69,582
Total Investments (Cost $867,304) - 106.30%		907,351
Liabilities in Excess of Other Assets - (6.30)%		(53,744)
TOTAL NET ASSETS - 100.00%		$853,607

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate at May 31, 2011.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$867,304
Gross unrealized appreciation	59,416
Gross unrealized depreciation	(19,369)
Net unrealized appreciation	$40,047

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August 31, 2011.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$837,769	$-	$-	$837,769
Total Equity	837,769	-	-	837,769

Short-Term Investments	69,582	-	-	69,582

Total Investments in Securities	$907,351	$-	$-	$907,351

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/26/11

By       /s/ John Buckel
 John Buckel, Treasurer

Date    7/26/11